Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share capital Subscription receipts and Public Offering Warrants	Equity component of convertible unsecured senior notes	Contributed surplus	Deficit	Accumulated other comprehensive income (loss)
Beginning balance at Nov. 30, 2021	$ 17,760	$ 335,752	$ 4,457	$ 12,843	$ (335,248)	$ (44)
Beginning balance, Shares at Nov. 30, 2021		23,780,417
Total comprehensive loss
Net loss	(47,237)	$ 0	0	0	(47,237)	0
Other comprehensive income:
Net change in fair value of FVOCI financial assets, net of tax	(360)	0	0	0	0	(360)
Exchange differences on translation of foreign operations	789	0	0	0	0	789
Total comprehensive loss	(46,808)	0	0	0	(47,237)	429
Transactions with owners, recorded directly in equity
Share issue - ATM program	2,960	$ 2,960	0	0	0	0
Share issue - ATM program (shares)		400,000
Share issue costs	(164)	$ 0	0	0	(164)	0
Repurchase of convertible unsecured senior notes	(200)	0	(2,325)	2,125	0	0
Share-based compensation plan
Share-based compensation for stock option plan	3,860	0	0	3,860	0	0
Exercise of Options:
Monetary consideration	21	$ 21	0	0	0	0
Monetary consideration Shares		21,165
Attributed value	0	$ 18	0	(18)	0	0
Total contributions by owners	6,477	$ 2,999	(2,325)	5,967	(164)	0
Total contributions by owners shares		421,165
Ending Balance at Nov. 30, 2022	(22,571)	$ 338,751	2,132	18,810	(382,649)	385
Ending Balance, Shares at Nov. 30, 2022		24,201,582
Total comprehensive loss
Net loss	(23,957)	$ 0	0	0	(23,957)	0
Other comprehensive income:
Net change in fair value of FVOCI financial assets, net of tax	299	0	0	0	0	299
Exchange differences on translation of foreign operations	0
Total comprehensive loss	(23,658)	0	0	0	(23,957)	299
Transactions with owners, recorded directly in equity
Public issue of common shares	25,160	$ 25,160	0	0	0	0
Public issue of common shares (Shares)		21,778,184
Share issue costs	(2,053)	$ 0	0	0	(2,053)	0
Conversion of convertible unsecured senior notes	15	$ 16	(1)	0	0	0
Conversion of convertible unsecured senior notes (Shares)		253
Repurchase of convertible unsecured senior notes	0	$ 0	(2,131)	2,131	0	0
Share-based compensation plan
Share-based compensation for stock option plan	2,237	0	0	2,237	0	0
Exercise of Options:
Total contributions by owners	25,359	$ 25,176	(2,132)	4,368	(2,053)	0
Total contributions by owners shares		21,778,437
Ending Balance at Nov. 30, 2023	(20,870)	$ 363,927	0	23,178	(408,659)	684
Ending Balance, Shares at Nov. 30, 2023		45,980,019
Total comprehensive loss
Net loss	(8,306)	$ 0	0	0	(8,306)	0
Other comprehensive income:
Net change in fair value of FVOCI financial assets, net of tax	214	0	0	0	0	214
Exchange differences on translation of foreign operations	0
Total comprehensive loss	(8,092)	0	0	0	(8,306)	214
Share-based compensation plan
Share-based compensation for stock option plan	3,612	0	0	3,612	0	0
Increase Decrease In Unrecognized Tax Assets Relating To Share Issue Costs	78				78
Exercise of Options:
Total contributions by owners	3,690	$ 0	0	3,612	78	0
Total contributions by owners shares		0
Ending Balance at Nov. 30, 2024	$ (25,272)	$ 363,927	$ 0	$ 26,790	$ (416,887)	$ 898
Ending Balance, Shares at Nov. 30, 2024		45,980,019